Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents
6. Cash and cash equivalents
Cash and cash equivalents are comprised of the following:

	December 31,
	2019	2018
Cash and bank deposits	308,958	370,262
Cash equivalents
Bank Deposit Certificate – CDB	1,317,388	480,052
Investments funds	21,534	318,822

	1,647,880	1,169,136

The balances of cash and bank deposits represent amounts deposited in checking accounts with Brazilian and offshore banks.
The CDB investments are indexed to the Brazilian Interbank Deposit Certificate (“CDI”) and are repayable on demand.
Investment funds are comprised of
CDBs and repurchase agreements, denominated in Reais, with financial institutions (deposit certificates).
Cash equivalents investments are classified as financial assets at fair value through profit or loss.